Condensed Income Statement (Parent Only) (Detail) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Income
Interest income	$ 48,101,038	$ 45,786,312	$ 49,958,790
Other income	967,505	346,322	387,129
Expenses:
Salaries and employee benefits	19,332,621	15,762,074	13,812,938
Occupancy	7,789,954	6,520,914	5,945,678
Legal and professional	1,627,769	2,105,319	1,507,993
Marketing	1,875,591	1,619,275	1,576,574
Other	3,693,346	2,558,616	1,922,093
Total noninterest expenses	40,307,623	33,941,985	30,468,760
Income before income taxes	5,617,742	2,999,744	8,021,651
Income tax benefit	(639,050)	(694,392)	(2,086,661)
Net income	4,978,692	2,305,352	5,934,990
Parent Company
Income
Interest income	13,976	64,371	88,875
Loss on other investment			(1,000,000)
Other income		49,837
Total operating income (loss)	13,976	114,208	(911,125)
Expenses:
Salaries and employee benefits	312,915	278,649	252,564
Occupancy	38,648	27,538	24,648
Legal and professional	375,298	295,216	142,420
Marketing	98,597	129,538	127,335
Other	173,305	164,557	155,813
Total noninterest expenses	998,763	895,498	702,780
Income before income taxes	(984,787)	(781,290)	(1,613,905)
Income tax benefit	(333,631)	(267,338)	(682,424)
Loss before equity in undistributed net income of subsidiary	(651,156)	(513,952)	(931,481)
Equity in undistributed net income of subsidiary	5,629,848	2,819,304	6,866,471
Net income	$ 4,978,692	$ 2,305,352	$ 5,934,990